Summary of Significant Accounting Policies (FY) (Details) - USD ($)		12 Months Ended
	Jan. 04, 2021	Dec. 31, 2020	Jun. 30, 2021
Net Loss Per Ordinary Shares [Abstract]
Dilutive securities	$ 0	$ 0
Income Taxes [Abstract]
Unrecognized tax benefits	0	0	$ 0
Accrued interest and penalties	$ 0	$ 0	$ 0
Class B Ordinary Shares [Member] | Sponsor [Member]
Net Loss Per Ordinary Shares [Abstract]
Ordinary shares subject to forfeiture (in shares)	487,500